Goodwill and other intangible assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 12,594	$ 12,277
Acquisitions	6,536	70
Dispositions		(30)
Currency translations and other	156	277
Ending balance	19,286	12,594
Personal Banking – Canada [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,851	1,802
Acquisitions	3,159	49
Currency translations and other	(16)
Ending balance	4,994	1,851
Caribbean Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,791	1,759
Currency translations and other	7	32
Ending balance	1,798	1,791
Commercial Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	793	772
Acquisitions	3,022	21
Ending balance	3,815	793
Canadian wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	593	589
Acquisitions	283
Currency translations and other	1	4
Ending balance	877	593
Global asset management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,016	1,928
Acquisitions	72
Currency translations and other	76	88
Ending balance	2,164	2,016
U.S. Wealth Management (including City National) [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	3,080	3,027
Currency translations and other	11	53
Ending balance	3,091	3,080
International wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,124	1,042
Currency translations and other	74	82
Ending balance	1,198	1,124
Investor Services [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	29	59
Dispositions		(30)
Ending balance	29	29
Insurance [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	112	112
Ending balance	112	112
Capital Markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,205	1,187
Currency translations and other	3	18
Ending balance	$ 1,208	$ 1,205